Related Party Disclosures (Tables)	9 Months Ended
Sep. 30, 2025
Related party [Abstract]
Schedule of Related Party Transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

	Three Months Ended September 30		Nine Months Ended September 30
	2025	2024	2025	2024
Purchases from: *
SMP	$—	$11	$—	$36

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$—	$13	$—	$40
Mamoura Holdings (US) LLC (consulting service fees)	—	2	1	6
MDC General Services Holding Company LLC (recharge of expenses)	$—	$—	$1	$—
	$—	$15	$2	$46
* Purchases from SMP were primarily comprised of wafers.